Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK CAPITAL SERIES
Entity Central Index Key	0000045291
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000001745 [Member]
Shareholder Report [Line Items]
Fund Name	Classic Value Fund
Class Name	Class A
Trading Symbol	PZFVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class A/PZFVX)	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Net Assets	$ 586,881,692
Holdings Count | Holding	35
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$586,881,692
Total number of portfolio holdings	35
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Baxter International, Inc.	5.3%
CVS Health Corp.	5.2%
Citigroup, Inc.	4.7%
Wells Fargo & Company	4.5%
Humana, Inc.	4.5%
Fresenius Medical Care AG, ADR	4.4%
Capital One Financial Corp.	4.1%
Dow, Inc.	3.8%
Dollar General Corp.	3.8%
Magna International, Inc.	3.6%

Sector Composition
Financials	30.5%
Health care	27.3%
Information technology	10.0%
Consumer discretionary	9.4%
Consumer staples	6.2%
Industrials	4.5%
Energy	4.3%
Materials	3.8%
Communication services	3.5%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Baxter International, Inc.	5.3%
CVS Health Corp.	5.2%
Citigroup, Inc.	4.7%
Wells Fargo & Company	4.5%
Humana, Inc.	4.5%
Fresenius Medical Care AG, ADR	4.4%
Capital One Financial Corp.	4.1%
Dow, Inc.	3.8%
Dollar General Corp.	3.8%
Magna International, Inc.	3.6%

C000001747 [Member]
Shareholder Report [Line Items]
Fund Name	Classic Value Fund
Class Name	Class C
Trading Symbol	JCVCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class C/JCVCX)	$93	1.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.90%
Net Assets	$ 586,881,692
Holdings Count | Holding	35
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$586,881,692
Total number of portfolio holdings	35
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Baxter International, Inc.	5.3%
CVS Health Corp.	5.2%
Citigroup, Inc.	4.7%
Wells Fargo & Company	4.5%
Humana, Inc.	4.5%
Fresenius Medical Care AG, ADR	4.4%
Capital One Financial Corp.	4.1%
Dow, Inc.	3.8%
Dollar General Corp.	3.8%
Magna International, Inc.	3.6%

Sector Composition
Financials	30.5%
Health care	27.3%
Information technology	10.0%
Consumer discretionary	9.4%
Consumer staples	6.2%
Industrials	4.5%
Energy	4.3%
Materials	3.8%
Communication services	3.5%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Baxter International, Inc.	5.3%
CVS Health Corp.	5.2%
Citigroup, Inc.	4.7%
Wells Fargo & Company	4.5%
Humana, Inc.	4.5%
Fresenius Medical Care AG, ADR	4.4%
Capital One Financial Corp.	4.1%
Dow, Inc.	3.8%
Dollar General Corp.	3.8%
Magna International, Inc.	3.6%

C000001748 [Member]
Shareholder Report [Line Items]
Fund Name	Classic Value Fund
Class Name	Class I
Trading Symbol	JCVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class I/JCVIX)	$44	0.90%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
Net Assets	$ 586,881,692
Holdings Count | Holding	35
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$586,881,692
Total number of portfolio holdings	35
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Baxter International, Inc.	5.3%
CVS Health Corp.	5.2%
Citigroup, Inc.	4.7%
Wells Fargo & Company	4.5%
Humana, Inc.	4.5%
Fresenius Medical Care AG, ADR	4.4%
Capital One Financial Corp.	4.1%
Dow, Inc.	3.8%
Dollar General Corp.	3.8%
Magna International, Inc.	3.6%

Sector Composition
Financials	30.5%
Health care	27.3%
Information technology	10.0%
Consumer discretionary	9.4%
Consumer staples	6.2%
Industrials	4.5%
Energy	4.3%
Materials	3.8%
Communication services	3.5%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Baxter International, Inc.	5.3%
CVS Health Corp.	5.2%
Citigroup, Inc.	4.7%
Wells Fargo & Company	4.5%
Humana, Inc.	4.5%
Fresenius Medical Care AG, ADR	4.4%
Capital One Financial Corp.	4.1%
Dow, Inc.	3.8%
Dollar General Corp.	3.8%
Magna International, Inc.	3.6%

C000113483 [Member]
Shareholder Report [Line Items]
Fund Name	Classic Value Fund
Class Name	Class R2
Trading Symbol	JCVSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class R2/JCVSX)	$63	1.28%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.28%
Net Assets	$ 586,881,692
Holdings Count | Holding	35
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$586,881,692
Total number of portfolio holdings	35
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Baxter International, Inc.	5.3%
CVS Health Corp.	5.2%
Citigroup, Inc.	4.7%
Wells Fargo & Company	4.5%
Humana, Inc.	4.5%
Fresenius Medical Care AG, ADR	4.4%
Capital One Financial Corp.	4.1%
Dow, Inc.	3.8%
Dollar General Corp.	3.8%
Magna International, Inc.	3.6%

Sector Composition
Financials	30.5%
Health care	27.3%
Information technology	10.0%
Consumer discretionary	9.4%
Consumer staples	6.2%
Industrials	4.5%
Energy	4.3%
Materials	3.8%
Communication services	3.5%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Baxter International, Inc.	5.3%
CVS Health Corp.	5.2%
Citigroup, Inc.	4.7%
Wells Fargo & Company	4.5%
Humana, Inc.	4.5%
Fresenius Medical Care AG, ADR	4.4%
Capital One Financial Corp.	4.1%
Dow, Inc.	3.8%
Dollar General Corp.	3.8%
Magna International, Inc.	3.6%

C000078721 [Member]
Shareholder Report [Line Items]
Fund Name	Classic Value Fund
Class Name	Class R5
Trading Symbol	JCVVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class R5/JCVVX)	$41	0.84%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%
Net Assets	$ 586,881,692
Holdings Count | Holding	35
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$586,881,692
Total number of portfolio holdings	35
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Baxter International, Inc.	5.3%
CVS Health Corp.	5.2%
Citigroup, Inc.	4.7%
Wells Fargo & Company	4.5%
Humana, Inc.	4.5%
Fresenius Medical Care AG, ADR	4.4%
Capital One Financial Corp.	4.1%
Dow, Inc.	3.8%
Dollar General Corp.	3.8%
Magna International, Inc.	3.6%

Sector Composition
Financials	30.5%
Health care	27.3%
Information technology	10.0%
Consumer discretionary	9.4%
Consumer staples	6.2%
Industrials	4.5%
Energy	4.3%
Materials	3.8%
Communication services	3.5%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Baxter International, Inc.	5.3%
CVS Health Corp.	5.2%
Citigroup, Inc.	4.7%
Wells Fargo & Company	4.5%
Humana, Inc.	4.5%
Fresenius Medical Care AG, ADR	4.4%
Capital One Financial Corp.	4.1%
Dow, Inc.	3.8%
Dollar General Corp.	3.8%
Magna International, Inc.	3.6%

C000106431 [Member]
Shareholder Report [Line Items]
Fund Name	Classic Value Fund
Class Name	Class R6
Trading Symbol	JCVWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class R6/JCVWX)	$39	0.80%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
Net Assets	$ 586,881,692
Holdings Count | Holding	35
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$586,881,692
Total number of portfolio holdings	35
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Baxter International, Inc.	5.3%
CVS Health Corp.	5.2%
Citigroup, Inc.	4.7%
Wells Fargo & Company	4.5%
Humana, Inc.	4.5%
Fresenius Medical Care AG, ADR	4.4%
Capital One Financial Corp.	4.1%
Dow, Inc.	3.8%
Dollar General Corp.	3.8%
Magna International, Inc.	3.6%

Sector Composition
Financials	30.5%
Health care	27.3%
Information technology	10.0%
Consumer discretionary	9.4%
Consumer staples	6.2%
Industrials	4.5%
Energy	4.3%
Materials	3.8%
Communication services	3.5%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Baxter International, Inc.	5.3%
CVS Health Corp.	5.2%
Citigroup, Inc.	4.7%
Wells Fargo & Company	4.5%
Humana, Inc.	4.5%
Fresenius Medical Care AG, ADR	4.4%
Capital One Financial Corp.	4.1%
Dow, Inc.	3.8%
Dollar General Corp.	3.8%
Magna International, Inc.	3.6%

C000001759 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Global Leaders Growth Fund
Class Name	Class A
Trading Symbol	USGLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class A/USGLX)	$55	1.13%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.13%
Net Assets	$ 1,952,209,041
Holdings Count | Holding	31
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,952,209,041
Total number of portfolio holdings	31
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.7%
Visa, Inc., Class A	5.0%
Intuit, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
NVIDIA Corp.	4.7%
Waste Management, Inc.	4.5%
S&P Global, Inc.	4.1%
Aon PLC, Class A	4.1%
Canadian Pacific Kansas City, Ltd.	3.8%

Sector Composition
Information technology	38.1%
Financials	15.7%
Consumer discretionary	12.6%
Health care	12.3%
Communication services	9.9%
Industrials	8.3%
Materials	1.9%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.7%
Visa, Inc., Class A	5.0%
Intuit, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
NVIDIA Corp.	4.7%
Waste Management, Inc.	4.5%
S&P Global, Inc.	4.1%
Aon PLC, Class A	4.1%
Canadian Pacific Kansas City, Ltd.	3.8%

C000001761 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Global Leaders Growth Fund
Class Name	Class C
Trading Symbol	USLCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class C/USLCX)	$91	1.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.88%
Net Assets	$ 1,952,209,041
Holdings Count | Holding	31
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,952,209,041
Total number of portfolio holdings	31
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.7%
Visa, Inc., Class A	5.0%
Intuit, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
NVIDIA Corp.	4.7%
Waste Management, Inc.	4.5%
S&P Global, Inc.	4.1%
Aon PLC, Class A	4.1%
Canadian Pacific Kansas City, Ltd.	3.8%

Sector Composition
Information technology	38.1%
Financials	15.7%
Consumer discretionary	12.6%
Health care	12.3%
Communication services	9.9%
Industrials	8.3%
Materials	1.9%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.7%
Visa, Inc., Class A	5.0%
Intuit, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
NVIDIA Corp.	4.7%
Waste Management, Inc.	4.5%
S&P Global, Inc.	4.1%
Aon PLC, Class A	4.1%
Canadian Pacific Kansas City, Ltd.	3.8%

C000001762 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Global Leaders Growth Fund
Class Name	Class I
Trading Symbol	USLIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class I/USLIX)	$43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
Net Assets	$ 1,952,209,041
Holdings Count | Holding	31
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,952,209,041
Total number of portfolio holdings	31
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.7%
Visa, Inc., Class A	5.0%
Intuit, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
NVIDIA Corp.	4.7%
Waste Management, Inc.	4.5%
S&P Global, Inc.	4.1%
Aon PLC, Class A	4.1%
Canadian Pacific Kansas City, Ltd.	3.8%

Sector Composition
Information technology	38.1%
Financials	15.7%
Consumer discretionary	12.6%
Health care	12.3%
Communication services	9.9%
Industrials	8.3%
Materials	1.9%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.7%
Visa, Inc., Class A	5.0%
Intuit, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
NVIDIA Corp.	4.7%
Waste Management, Inc.	4.5%
S&P Global, Inc.	4.1%
Aon PLC, Class A	4.1%
Canadian Pacific Kansas City, Ltd.	3.8%

C000113484 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Global Leaders Growth Fund
Class Name	Class R2
Trading Symbol	USLYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class R2/USLYX)	$59	1.22%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.22%
Net Assets	$ 1,952,209,041
Holdings Count | Holding	31
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,952,209,041
Total number of portfolio holdings	31
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.7%
Visa, Inc., Class A	5.0%
Intuit, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
NVIDIA Corp.	4.7%
Waste Management, Inc.	4.5%
S&P Global, Inc.	4.1%
Aon PLC, Class A	4.1%
Canadian Pacific Kansas City, Ltd.	3.8%

Sector Composition
Information technology	38.1%
Financials	15.7%
Consumer discretionary	12.6%
Health care	12.3%
Communication services	9.9%
Industrials	8.3%
Materials	1.9%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.7%
Visa, Inc., Class A	5.0%
Intuit, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
NVIDIA Corp.	4.7%
Waste Management, Inc.	4.5%
S&P Global, Inc.	4.1%
Aon PLC, Class A	4.1%
Canadian Pacific Kansas City, Ltd.	3.8%

C000106432 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Global Leaders Growth Fund
Class Name	Class R6
Trading Symbol	UGLSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class R6/UGLSX)	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Net Assets	$ 1,952,209,041
Holdings Count | Holding	31
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,952,209,041
Total number of portfolio holdings	31
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.7%
Visa, Inc., Class A	5.0%
Intuit, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
NVIDIA Corp.	4.7%
Waste Management, Inc.	4.5%
S&P Global, Inc.	4.1%
Aon PLC, Class A	4.1%
Canadian Pacific Kansas City, Ltd.	3.8%

Sector Composition
Information technology	38.1%
Financials	15.7%
Consumer discretionary	12.6%
Health care	12.3%
Communication services	9.9%
Industrials	8.3%
Materials	1.9%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.7%
Visa, Inc., Class A	5.0%
Intuit, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
NVIDIA Corp.	4.7%
Waste Management, Inc.	4.5%
S&P Global, Inc.	4.1%
Aon PLC, Class A	4.1%
Canadian Pacific Kansas City, Ltd.	3.8%